RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS

9.RELATED PARTY TRANSACTIONS

A.	Related Parties with whom transaction have taken place during the year:
a.	Mondee Holdings LLC — Parent Company
b.	Prasad Gundumogula — Chief Executive Officer (“CEO”)
c.	Metaminds Software Solutions Ltd (“Metaminds Software”) — Affiliate entity
d.	Metaminds Technologies Pvt Ltd (“Metaminds Technologies”) — Affiliate entity
e.	Metaminds Global Solutions Inc. (“Metaminds Global”) — Affiliate entity
f.	Mondee Group LLC — Affiliate entity
g.	LBF Travel Inc. — Company owned by Key Managerial Person
h.	Mike Melham — VP of Product Implementation
B.	Summary of balances due to and from related parties and transactions are as follows:

	March 31,	December 31,
Balances as at Year End	2022	2021
Amount payable to related party
Metaminds Technologies	196	196
Metaminds Global	537	317
Mondee Group LLC(a)	1,241	203
Loan receivable from Related Party
Mondee Group LLC(b)	22,181	22,054
Note Payable to Related Party
Note payable to CEO(c)	194	193

	Three months ended March 31,
Transactions with Related Parties	2022	2021
Offshore IT, sales support and other services from
Metaminds Software	—	35
Metaminds Technologies	54	58
Metaminds Global	78	39
Offshore software development services from
Metaminds Software	—	140
Metaminds Technologies	216	234
Metaminds Global	312	154
Interest Income from Mondee Group Loan(b)	127	124
Service fee from Mondee Group LLC(a)	967	—
Rent expense – from Mike Melham(d)	17	17
(a)	Pursuant to a UATP Servicing Agreement dated May 11, 2021, the Company sold certain airline tickets using prepaid UATP credit cards arranged by Mondee Group, LLC, in exchange for a service fee equal to 10% of the revenue derived from the sale of such airline tickets. Mondee Group, LLC, led the fund raising and arranged the funds that were used to purchase prepaid UATP credit cards at a discount from their face value from a certain airline.
(b)	The Company has a secured promissory note receivable from Mondee Group LLC, bearing an interest rate of 2.33% compounded annually, with a 10-year term, and is secured by 14,708 Class A units in Parent. The note is due the earlier of March 25, 2026, or the occurrence of a change in control event. The note was amended subsequently as explained in note 13.
(c)	The Company has a note payable to the CEO amounting to $194 and $193 as of March 31, 2022 and December 31, 2021, respectively, and is included in loan payable to related party on the condensed consolidated balance sheets. The loan is collateralized and carries an interest rate of 2% per annum. Principal and interest are due on demand.
(d)	The Company currently rents two office spaces from Mike Melham, the Company’s VP of Product Implementation. The lease commencement date for both the leases was January 01, 2020. Each lease has a term of five years. The monthly minimum base rents are immaterial.

13.	RELATED PARTY TRANSACTIONS
A.	Related Parties with whom transaction have taken place during the year:
a.	Mondee Holdings LLC — Parent Company
b.	Prasad Gundumogula — Chief Executive Officer (“CEO”)
c.	Metaminds Software Solutions Ltd (“Metaminds Software”) — Affiliate entity
d.	Metaminds Technologies Pvt Ltd (“Metaminds Technologies”) — Affiliate entity
e.	Metaminds Global Solutions Inc. (“Metaminds Global”) — Affiliate entity
f.	Mondee Group LLC — Affiliate entity
g.	LBF Travel Inc. — Company owned by Key Managerial Person
h.	Mike Melham — VP of Product Implementation
B.	Summary of balances due to and from related parties and transactions during the year are as follows:

	As of December 31,
Balances as at Year End	2021	2020
Amount payable to related party
Metaminds Technologies	196	—
Metaminds Global	317	757
Mondee Group LLC(a)	203	—
Loan receivable from Related Party
Mondee Group LLC(b)	22,054	21,547
Note Payable to Related Party
Note payable to CEO(c)	193	189

	Year ended December 31,
Transactions with Related Parties	2021	2020
Offshore IT, sales support and other services from
Metaminds Software	90	428
Metaminds Technologies	230	243
Metaminds Global	208	720
Offshore software development services from
Metaminds Software	362	1,230
Metaminds Technologies	919	374
Metaminds Global	831	1,036
Repayment – Note to Mondee Group LLC(e)	—	5,034
Interest Income from Mondee Group Loan(b)	505	496
Repayment – Note to LBF Travel Inc.(d)	—	1,750
Service fee from Mondee Group LLC(a)	1,223	—
Rent expense – from Mike Melham(f)	86	86
(a)	Pursuant to a UATP Servicing Agreement dated May 11, 2021, the Company sold certain airline tickets using prepaid UATP credit cards arranged by Mondee Group, LLC, in exchange for a service fee equal to 10% of the revenue derived from the sale of such airline tickets. Mondee Group, LLC, led the fund raising and arranged the funds that were used to purchase prepaid UATP credit cards at a discount from their face value from a certain airline.
(b)	The Company has a secured promissory note receivable from Mondee Group LLC, bearing an interest rate of 2.33% compounded annually, with a 10-year term, and is secured by 14,708 Class A units in Parent. The note is due the earlier of March 25, 2026, or the occurrence of a change in control event.
(c)	The Company has a note payable to the CEO amounting to $193 and $189 as of December 31, 2021 and 2020, respectively, and is included in loan payable to related party on the consolidated balance sheets. The loan is collateralized and carries an interest rate of 2% per annum. Principal and interest are due on demand.
(d)	In connection with the acquisition of LBF, the Company issued a promissory note to LBF Travel Inc. The note bears an interest rate of 2% annually with a maturity date of January 31, 2020. The entire principal amount of the note along with the interest accrued thereon, was repaid on the maturity date.
(e)	During the year ended December 31, 2019, the Company obtained short-term borrowing from Mondee Group LLC amounting to $5,000 in the form of a promissory notes. The note bears an interest rate of 3% annually. The entire principal amount of the note along with the accrued interest thereon, was repaid in February 2020.
(f)	The Company currently rents two office spaces from Mike Melham, the Company’s VP of Product Implementation. The lease commencement date for both the leases was January 1, 2020. Each lease has a term of five years. The monthly minimum base rents are immaterial.

ITHAX ACQUISITION CORP.
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On October 6, 2020, the Sponsor paid an aggregate of $25,000 to cover certain offering costs of the Company in consideration for 5,031,250 shares of the Company’s Class B ordinary shares (the “Founder Shares”). On October 16, 2020, the Sponsor transferred an aggregate of 20,000 Founder Shares to two members of the board of directors (each received 10,000 Founder Shares). On October 28, 2020, the Sponsor and a third member of the board of directors agreed that the director would pay the Sponsor $41,250 and in exchange the Sponsor would (i) on October 28, 2020, transfer 10,000 Founder Shares to such director and (ii) immediately following the Company’s Business Combination, transfer a total of 4% of the outstanding Class A ordinary shares then held by the Sponsor to the director, with such percentage including the 10,000 Founder Shares the director already held. On January 27, 2021, the Company effectuated a stock dividend of 0.2 shares for each share outstanding, resulting in an aggregate of 6,037,500 Founder Shares outstanding, which was retroactively reflected in the 2020 financial statements. The Founder Shares included an aggregate of up to 787,500 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Founder Shares equal, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering and excluding the Private Placement Shares). As a result of the underwriters’ election to fully exercise their over-allotment option, a total of 787,500 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date following the completion of a Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

The sale or transfers of the Founders Shares to members of the Company’s the board of directors, as described above, is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were effectively sold or transferred subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. A business combination is not probable until it is completed. Stock-based compensation would be recognized at the date a Business Combination is considered probable in an amount equal to the number of Founders Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares. As of March 31, 2022, the Company determined that a Business Combination is not considered probable until the business combination is completed, and therefore, no stock-based compensation expense has been recognized.

Administrative Services Agreement

The Company entered into an agreement, commencing January 27, 2021 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of $10,000 per month for office space, secretarial, and administrative support services. For the three months ended March 31, 2022 and 2021, the Company incurred and paid $30,000 and $20,000 in fees for these services, respectively.

Promissory Note — Related Party

On October 6, 2020, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2021 or (ii) the completion of the Initial Public Offering. The then outstanding balance under the Promissory Note of $88,264 was repaid at the closing of the Initial Public Offering on February 1, 2021. Borrowings are no longer available under the Promissory Note.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit. Such warrants would be identical to the Private Placement Unis. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. Through the filing of these condensed consolidated financial statements, the Company has not borrowed any amounts under the Working Capital Loans.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On October 6, 2020, the Sponsor paid an aggregate of $25,000 to cover certain offering costs of the Company in consideration for 5,031,250 shares of the Company’s Class B ordinary shares (the “Founder Shares”). On October 16, 2020, the Sponsor transferred an aggregate of 20,000 Founder Shares to two members of the board of directors (each received 10,000 Founder Shares). On October 28, 2020, the Sponsor and a third member of the board of directors agreed that the director would pay the Sponsor $41,250 and in exchange the Sponsor would (i) on October 28, 2020, transfer 10,000 Founder Shares to such director and (ii) immediately following the Company’s Business Combination, transfer a total of 4% of the outstanding Class A ordinary shares then held by the Sponsor to the director, with such percentage including the 10,000 Founder Shares the director already held. On January 27, 2021, the Company effectuated a stock dividend of 0.2 shares for each share outstanding, resulting in an aggregate of 6,037,500 Founder Shares outstanding, which was retroactively reflected in the 2020 financial statements presented herein. The Founder Shares included an aggregate of up to 787,500 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Founder Shares equal, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering and excluding the Private Placement Shares). As a result of the underwriters’ election to fully exercise their over-allotment option, a total of 787,500 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date following the completion of a Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

The sale or transfers of the Founders Shares to members of the Company’s the board of directors, as described above, is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were effectively sold or transferred subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. A business combination is not probable until it is completed. Stock-based compensation would be recognized at the date a Business Combination is considered probable in an amount equal to the number of Founders Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares. As of December 31, 2021, the Company determined that a Business Combination is not considered probable until the business combination is completed, and therefore, no stock-based compensation expense has been recognized.

Administrative Services Agreement

The Company entered into an agreement, commencing January 27, 2021 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of $10,000 per month for office space, secretarial, and administrative support services. For the year ended December 31, 2021 and for the period from October 2, 2020 (inception) through December 31, 2020, the Company incurred and paid $110,000 and $0 in fees for these services, respectively, which are included in formation and operational expenses in the accompanying consolidated statements of operations.

Promissory Note — Related Party

On October 6, 2020, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) December 31, 2021 or (ii) the completion of the Initial Public Offering. The then outstanding balance under the Promissory Note of $88,264 was repaid at the closing of the Initial Public Offering on February 1, 2021. Borrowings are no longer available under the Promissory Note.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit. Such warrants would be identical to the Private Placement Unis. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. Through the filing date of these consolidated financial statements, the Company has not borrowed any amounts under the Working Capital Loans.